Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Feb. 16, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	New Senior Investment Group Inc.
Entity Central Index Key	0001610114
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 812
Entity Common Stock, Shares Outstanding		82,148,869
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	true
Amendment Description	As a result of the adoption of a new accounting standard (Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash), New Senior is filing this Current Report on Form 8-K to retrospectively reclassify certain previously reported financial information in its Annual Report on Form 10-K for the fiscal year ended December 31, 2017, originally filed on February 28, 2018. The new accounting standard requires that the statement of cash flows include a reconciliation and explain the change during the period in total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents.
Document Period End Date	Dec. 31, 2017